Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Parenthetical) (Detail) - Japanese plans	Mar. 31, 2017	Mar. 31, 2016
Commingled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	44.00%
Commingled funds | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	51.00%	54.00%
Commingled funds | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	1.00%	1.00%
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	48.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	52.00%	52.00%
Japanese National and Local Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	46.00%	51.00%
Foreign National and Local Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	54.00%	49.00%